Portfolio Building Block World Pharma and Biotech Index ETF

Schedule of Investments

July 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Staple Products - 0.7%
Haleon PLC	1,237,051	$6,048,079

Health Care - 98.8%(a)
AbbVie, Inc.	263,508	66,124,698
Alnylam Pharmaceuticals, Inc.(b)	29,349	6,031,806
Amgen, Inc.	114,594	44,137,025
Argenx SE(b)	13,776	11,808,226
Astellas Pharma, Inc.	385,185	5,326,911
AstraZeneca PLC	218,231	37,098,213
Bayer AG	218,254	12,065,932
Biogen, Inc.(b)	32,847	6,666,299
BioMarin Pharmaceutical, Inc.(b)	42,787	2,568,076
Bridgebio Pharma, Inc.(b)	32,623	2,612,776
Bristol-Myers Squibb Co.	453,416	29,612,599
Chugai Pharmaceutical Co. Ltd.	138,993	6,051,182
CSL Ltd.	122,349	10,574,781
Daiichi Sankyo Co. Ltd.	365,422	5,892,423
Elanco Animal Health, Inc.(b)	112,523	2,967,232
Eli Lilly & Co.	125,960	144,707,886
Exelixis, Inc.(b)	54,638	2,897,453
Galderma Group AG	11,886	2,581,997
Genmab A/S(b)	13,254	3,791,520
Gilead Sciences, Inc.	275,847	35,918,038
GSK PLC	827,662	21,513,554
Illumina, Inc.(b)	33,633	6,898,128
Incyte Corp.(b)	44,808	5,355,452
Insmed, Inc.(b)	46,715	4,606,099
Ionis Pharmaceuticals, Inc.(b)	33,908	1,755,417
Jazz Pharmaceuticals PLC(b)	13,582	3,434,345
Johnson & Johnson	358,759	91,967,870
Merck & Co., Inc.	368,345	47,958,519
Merck KGaA	28,653	4,719,182
Moderna, Inc.(b)	78,235	4,288,843
Natera, Inc.(b)	30,087	8,056,095
Neurocrine Biosciences, Inc.(b)	22,193	3,701,792
Novartis AG	272,287	42,607,421
Novo Nordisk A/S - Class B	708,402	33,420,589
Otsuka Holdings Co. Ltd.	91,224	6,359,469
Pfizer, Inc.	1,266,224	31,668,262
Regeneron Pharmaceuticals, Inc.	22,298	17,005,124
Revolution Medicines, Inc.(b)	39,316	7,372,929
Roche Holding AG - Class BR	6,684	2,962,589
Roche Holding AG	103,199	45,103,722
Roivant Sciences Ltd.(b)	107,395	3,641,764
Royalty Pharma PLC - Class A	83,179	4,860,149
Sandoz Group AG	90,803	7,380,515
Sanofi SA	241,243	20,670,041
Shionogi & Co. Ltd.	160,184	2,926,018
Takeda Pharmaceutical Co. Ltd.	343,901	11,907,214
Teva Pharmaceutical Industries Ltd.(b)	257,121	9,127,264
UCB SA	26,737	6,856,903
United Therapeutics Corp.(b)	9,404	4,868,545
Vertex Pharmaceuticals, Inc.(b)	56,247	26,835,444
Viatris, Inc.	256,625	4,506,335
Zoetis, Inc. - Class A	93,270	7,208,838
		940,979,504

TOTAL COMMON STOCKS (Cost $931,125,013)		947,027,583

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
Dreyfus Treasury Securities Cash Management, 3.56%(c)	3,258,955	3,258,955

TOTAL SHORT-TERM INVESTMENTS (Cost $3,258,955)		3,258,955

TOTAL INVESTMENTS - 99.8% (Cost $934,383,968)		$950,286,538
Other Assets in Excess of Liabilities - 0.2%		1,953,682
TOTAL NET ASSETS - 100.0%		$952,240,220

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.